Accounts receivable	12 Months Ended
Dec. 31, 2018
Statements Line Items
Accounts receivable [Text Block]

10.                  Amounts receivable

	December 31,	December 31,
	2018	2017
	$	$

Revenues receivable from royalty, stream and other interests	6,643	924
Amounts receivable from associates(i)	3,225	1,245
Interest income receivable	1,991	1,508
Tax credits	281	4,091
Sales taxes and other receivables	181	617

	12,321	8,385

(i)                        Amounts receivable from associates for cost recoveries are mainly related to professional services and office rent.